Quarterly Holdings Report
for
VIP Hedged Equity Portfolio
March 31, 2026
VHEI-NPRT1-0526
1.9911021.101
Common Stocks - 95.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	110	10,710
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	585	7,073
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	4,756
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	236	3,392
Capital Markets - 0.0%
XP Inc Class A	85	1,618
TOTAL BRAZIL		5,010
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	129	9,533
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	293	13,024
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	39	3,738
TOTAL CANADA		26,295
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	63	2,074
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	133	4,765
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	38	2,848
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	347	6,551
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	67	11,528
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	14	1,472
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	2	1,042
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	114	7,881
UNITED STATES - 95.2%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.7%
Iridium Communications Inc	83	2,302
Verizon Communications Inc	2,013	101,053
		103,355
Entertainment - 1.5%
Liberty Media Corp-Liberty Formula One Class A (a)	24	1,874
Netflix Inc (a)	1,232	118,457
ROBLOX Corp Class A (a)	40	2,262
Roku Inc Class A (a)	28	2,649
Spotify Technology SA (a)	14	6,789
Walt Disney Co/The	690	66,502
Warner Bros Discovery Inc (a)	796	21,858
Warner Music Group Corp Class A	90	2,299
		222,690
Interactive Media & Services - 7.5%
Alphabet Inc Class A	2,680	770,662
Meta Platforms Inc Class A	565	323,253
Pinterest Inc Class A (a)	72	1,320
		1,095,235
Media - 0.0%
Liberty Broadband Corp Class A (a)	68	3,415
Paramount Skydance Corp Class B	228	2,056
		5,471
TOTAL COMMUNICATION SERVICES		1,426,751
Consumer Discretionary - 9.0%
Automobile Components - 0.1%
BorgWarner Inc	116	6,294
Lear Corp	19	2,301
		8,595
Automobiles - 1.9%
Rivian Automotive Inc Class A (a)	114	1,715
Tesla Inc (a)	738	274,352
		276,067
Broadline Retail - 3.7%
Amazon.com Inc (a)	2,602	541,919
Etsy Inc (a)	51	2,549
		544,468
Distributors - 0.0%
LKQ Corp	94	2,760
Diversified Consumer Services - 0.1%
ADT Inc	800	5,256
Bright Horizons Family Solutions Inc (a)	31	2,546
Service Corp International/US	45	3,713
		11,515
Hotels, Restaurants & Leisure - 1.5%
Aramark	178	7,216
Boyd Gaming Corp	41	3,369
Caesars Entertainment Inc (a)	123	3,251
Cava Group Inc (a)	16	1,293
Churchill Downs Inc	18	1,617
DraftKings Inc Class A (a)	114	2,465
Flutter Entertainment PLC (a)	67	6,831
Hilton Worldwide Holdings Inc	196	59,600
Hyatt Hotels Corp Class A	43	6,183
McDonald's Corp	322	100,074
Planet Fitness Inc Class A (a)	23	1,711
Texas Roadhouse Inc	45	7,431
Vail Resorts Inc	22	2,823
Viking Holdings Ltd (a)	139	10,214
Wingstop Inc	12	1,860
Wyndham Hotels & Resorts Inc	50	4,062
		220,000
Household Durables - 0.2%
Mohawk Industries Inc (a)	64	6,301
SharkNinja Inc (a)	18	1,906
Somnigroup International Inc	115	8,501
Toll Brothers Inc	71	9,690
TopBuild Corp (a)	8	2,810
Whirlpool Corp	48	2,588
		31,796
Leisure Products - 0.0%
Brunswick Corp/DE	44	3,201
Mattel Inc (a)	107	1,555
Polaris Inc	45	2,453
		7,209
Specialty Retail - 1.4%
AutoNation Inc (a)	41	8,006
Bath & Body Works Inc	90	1,679
Burlington Stores Inc (a)	12	3,905
CarMax Inc (a)	112	4,657
Carvana Co Class A (a)	52	16,348
Chewy Inc Class A (a)	140	3,780
Dick's Sporting Goods Inc	44	8,725
Five Below Inc (a)	11	2,513
Floor & Decor Holdings Inc Class A (a)	74	3,759
Gap Inc/The	102	2,468
Lithia Motors Inc	16	3,996
Lowe's Cos Inc	319	75,373
Murphy USA Inc	10	4,940
Penske Automotive Group Inc	72	10,765
Ross Stores Inc	236	51,125
Valvoline Inc (a)	119	4,008
		206,047
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co	47	2,576
Crocs Inc (a)	31	2,574
PVH Corp	31	2,163
VF Corp	162	2,752
		10,065
TOTAL CONSUMER DISCRETIONARY		1,318,522
Consumer Staples - 5.3%
Beverages - 0.3%
Brown-Forman Corp Class B	320	8,461
Coca-Cola Consolidated Inc	17	3,259
Constellation Brands Inc Class A	153	22,950
Primo Brands Corp Class A	184	3,465
		38,135
Consumer Staples Distribution & Retail - 2.3%
Casey's General Stores Inc	6	4,367
Costco Wholesale Corp	155	154,447
Walmart Inc	1,468	182,444
		341,258
Food Products - 0.7%
Campbell's Company/The	495	11,024
General Mills Inc	964	35,880
Hormel Foods Corp	700	15,855
Ingredion Inc	34	3,830
Kraft Heinz Co/The	1,642	36,929
Pilgrim's Pride Corp	73	2,756
		106,274
Household Products - 0.9%
Procter & Gamble Co/The	885	127,829
Tobacco - 1.1%
Altria Group Inc	1,013	66,847
Philip Morris International Inc	590	97,551
		164,398
TOTAL CONSUMER STAPLES		777,894
Energy - 3.6%
Energy Equipment & Services - 0.3%
Halliburton Co	943	36,768
NOV Inc	156	2,934
		39,702
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp (a)	116	4,923
Cheniere Energy Inc	49	13,904
Chevron Corp	577	119,382
Devon Energy Corp	717	36,079
DT Midstream Inc	45	6,060
Exxon Mobil Corp	1,183	200,709
Marathon Petroleum Corp	167	40,778
Occidental Petroleum Corp	674	43,810
Ovintiv Inc	234	13,890
Permian Resources Holdings Inc/DE Class A	223	4,754
Range Resources Corp	46	2,078
Viper Energy Inc Class A	75	3,524
		489,891
TOTAL ENERGY		529,593
Financials - 12.1%
Banks - 3.2%
Bank of America Corp	2,603	126,896
Commerce Bancshares Inc/MO	73	3,592
East West Bancorp Inc	68	7,260
Fifth Third Bancorp	1,148	53,336
First Citizens BancShares Inc/NC Class A	4	7,539
First Horizon Corp	320	7,283
JPMorgan Chase & Co	837	246,212
Pinnacle Financial Partners Inc	80	6,891
SOUTHSTATE BANK CORP	29	2,683
UMB Financial Corp	10	1,128
Zions Bancorp NA	102	5,877
		468,697
Capital Markets - 2.3%
Affiliated Managers Group Inc	21	5,811
Blue Owl Capital Inc Class A	339	3,095
Carlyle Group Inc/The	165	7,984
Cboe Global Markets Inc	89	25,015
Charles Schwab Corp/The	831	78,098
Coinbase Global Inc Class A (a)	74	12,921
Evercore Inc Class A	24	7,164
Hamilton Lane Inc Class A	22	2,187
Houlihan Lokey Inc Class A	57	8,186
Janus Henderson Group PLC	112	5,753
Jefferies Financial Group Inc	85	3,508
LPL Financial Holdings Inc	19	5,716
MarketAxess Holdings Inc	20	3,300
Morningstar Inc	40	6,762
Nasdaq Inc	471	39,983
Robinhood Markets Inc Class A (a)	304	21,067
SEI Investments Co	114	8,946
State Street Corp	368	46,575
Stifel Financial Corp	145	10,718
T Rowe Price Group Inc	353	31,819
TPG Inc Class A	47	1,904
Tradeweb Markets Inc Class A	62	7,295
		343,807
Consumer Finance - 0.2%
Ally Financial Inc	312	12,240
Credit Acceptance Corp (a)	7	2,964
OneMain Holdings Inc	83	4,440
SLM Corp	70	1,498
SoFi Technologies Inc Class A (a)	203	3,224
		24,366
Financial Services - 4.4%
Affirm Holdings Inc Class A (a)	29	1,328
Berkshire Hathaway Inc Class B (a)	549	263,081
Corebridge Financial Inc	248	5,917
Equitable Holdings Inc	271	10,057
Fiserv Inc (a)	510	28,458
Mastercard Inc Class A	293	146,400
MGIC Investment Corp	134	3,518
Rocket Cos Inc Class A (a)	174	2,480
Shift4 Payments Inc Class A (a)	66	2,886
Toast Inc Class A (a)	152	4,030
Visa Inc Class A	565	170,766
Voya Financial Inc	33	2,254
WEX Inc (a)	18	2,755
		643,930
Insurance - 2.0%
American Financial Group Inc/OH	27	3,448
Arthur J Gallagher & Co	168	36,385
Axis Capital Holdings Ltd	40	4,056
CNA Financial Corp	80	3,674
Fidelity National Financial Inc	80	3,710
Hanover Insurance Group Inc/The	17	2,947
Hartford Insurance Group Inc/The	429	58,015
Markel Group Inc (a)	7	13,398
Marsh & McLennan Cos Inc	359	62,270
MetLife Inc	749	52,969
Old Republic International Corp	187	7,461
Prudential Financial Inc	383	37,415
Reinsurance Group of America Inc	14	2,858
		288,606
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	330	3,310
Annaly Capital Management Inc	328	6,937
Starwood Property Trust Inc	443	7,628
		17,875
TOTAL FINANCIALS		1,787,281
Health Care - 8.7%
Biotechnology - 2.0%
AbbVie Inc	534	116,140
Alnylam Pharmaceuticals Inc (a)	12	3,970
Amgen Inc	184	64,740
BioMarin Pharmaceutical Inc (a)	105	5,931
Caris Life Sciences Inc (a)	61	1,091
Cytokinetics Inc (a)	35	2,307
Exelixis Inc (a)	107	4,589
Gilead Sciences Inc	410	57,142
Halozyme Therapeutics Inc (a)	50	3,232
Insmed Inc (a)	27	4,415
Ionis Pharmaceuticals Inc (a)	71	5,331
Natera Inc (a)	20	4,000
Neurocrine Biosciences Inc (a)	30	3,952
Revolution Medicines Inc (a)	33	3,209
Roivant Sciences Ltd (a)	215	5,956
Ultragenyx Pharmaceutical Inc (a)	94	1,969
United Therapeutics Corp (a)	13	7,709
		295,683
Health Care Equipment & Supplies - 1.5%
Baxter International Inc	678	11,390
Globus Medical Inc Class A (a)	38	3,274
Intuitive Surgical Inc (a)	112	51,631
Masimo Corp (a)	30	5,336
Medline Inc Class A	90	4,005
Medtronic PLC	762	66,027
Penumbra Inc (a)	11	3,612
Stryker Corp	213	69,990
Teleflex Inc	32	3,828
		219,093
Health Care Providers & Services - 1.3%
Cencora Inc	161	50,577
Encompass Health Corp	38	3,676
Ensign Group Inc/The	19	3,829
HCA Healthcare Inc	98	46,378
HealthEquity Inc (a)	33	2,757
Molina Healthcare Inc (a)	21	2,799
Tenet Healthcare Corp (a)	8	1,509
UnitedHealth Group Inc	278	75,224
		186,749
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	36	6,323
Life Sciences Tools & Services - 0.2%
Avantor Inc (a)	501	3,928
Bio-Rad Laboratories Inc Class A (a)	16	4,460
Bruker Corp	45	1,625
Illumina Inc (a)	43	5,300
Medpace Holdings Inc (a)	17	8,164
QIAGEN NV	182	7,287
Repligen Corp (a)	30	3,535
		34,299
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co	907	55,010
Elanco Animal Health Inc (a)	134	3,207
Eli Lilly & Co	209	192,232
Jazz Pharmaceuticals PLC (a)	10	1,890
Johnson & Johnson	754	184,308
Merck & Co Inc	773	92,984
Royalty Pharma PLC Class A	160	7,675
		537,306
TOTAL HEALTH CARE		1,279,453
Industrials - 8.7%
Aerospace & Defense - 2.4%
AeroVironment Inc (a)	6	1,098
ATI Inc (a)	18	2,618
Boeing Co (a)	269	53,539
BWX Technologies Inc	30	6,135
Carpenter Technology Corp	6	2,365
Curtiss-Wright Corp	17	11,579
GE Aerospace	355	100,739
General Dynamics Corp	170	58,348
HEICO Corp	48	13,162
Hexcel Corp	39	3,156
Karman Holdings Inc (a)	29	2,321
Kratos Defense & Security Solutions Inc (a)	22	1,551
Leonardo DRS Inc	72	3,205
Loar Holdings Inc (a)	44	2,521
Lockheed Martin Corp	89	53,791
Rocket Lab Corp	28	1,798
StandardAero Inc (a)	92	2,376
Textron Inc	208	18,212
Woodward Inc	17	6,085
		344,599
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	218	31,224
GXO Logistics Inc (a)	80	4,148
		35,372
Building Products - 0.4%
A O Smith Corp	267	17,606
Advanced Drainage Systems Inc	21	2,879
Armstrong World Industries Inc	16	2,636
Carlisle Cos Inc	19	6,339
Fortune Brands Innovations Inc	75	2,923
Masco Corp	364	21,975
Owens Corning	66	7,143
Simpson Manufacturing Co Inc	21	3,604
		65,105
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (a)	13	3,727
Republic Services Inc	241	52,784
Rollins Inc	503	26,865
Tetra Tech Inc	32	964
		84,340
Construction & Engineering - 0.2%
AECOM	44	3,732
API Group Corp (a)	86	3,485
Dycom Industries Inc (a)	7	2,372
MasTec Inc (a)	38	12,226
Sterling Infrastructure Inc (a)	4	1,629
Valmont Industries Inc	9	3,596
		27,040
Electrical Equipment - 0.9%
Acuity Inc	15	4,203
GE Vernova Inc	80	69,832
nVent Electric PLC	77	9,108
Regal Rexnord Corp	24	4,494
Vertiv Holdings Co Class A	124	31,072
		118,709
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	115	24,369
Knight-Swift Transportation Holdings Inc	159	9,155
Landstar System Inc	22	3,527
Ryder System Inc	17	3,480
Saia Inc (a)	11	3,864
Schneider National Inc Class B	111	2,926
U-Haul Holding Co Class N	39	1,741
Uber Technologies Inc (a)	742	53,372
XPO Inc (a)	32	6,226
		108,660
Industrial Conglomerates - 0.5%
Honeywell International Inc	350	79,111
Machinery - 2.0%
AGCO Corp	79	9,154
Allison Transmission Holdings Inc	53	6,204
Caterpillar Inc	172	121,856
CNH Industrial NV Class A	1,034	11,374
Crane Co	18	3,078
Donaldson Co Inc	91	7,723
Dover Corp	209	43,566
Flowserve Corp	35	2,573
Graco Inc	201	17,015
IDEX Corp	140	26,537
ITT Inc	38	7,240
Lincoln Electric Holdings Inc	15	3,736
Middleby Corp/The (a)	20	2,652
Oshkosh Corp	15	2,208
RBC Bearings Inc (a)	4	2,172
Terex Corp	44	2,600
Toro Co/The	82	7,662
Watts Water Technologies Inc Class A	13	3,774
		281,124
Marine Transportation - 0.0%
Kirby Corp (a)	39	5,182
Passenger Airlines - 0.2%
American Airlines Group Inc (a)	227	2,438
Delta Air Lines Inc	472	31,379
		33,817
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	34	2,653
CACI International Inc (a)	3	1,631
Paychex Inc	431	39,704
Paylocity Holding Corp (a)	19	2,053
SS&C Technologies Holdings Inc	110	7,433
TransUnion	53	3,667
UL Solutions Inc Class A	37	3,171
		60,312
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	19	5,041
Core & Main Inc Class A (a)	31	1,531
Ferguson Enterprises Inc	50	11,664
Watsco Inc	25	9,095
Wesco International Inc	15	4,104
		31,435
TOTAL INDUSTRIALS		1,274,806
Information Technology - 31.6%
Communications Equipment - 1.2%
Arista Networks Inc (a)	353	43,341
Cisco Systems Inc	1,410	109,403
Lumentum Holdings Inc (a)	23	16,163
Ubiquiti Inc	4	3,161
		172,068
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	441	55,721
Arrow Electronics Inc (a)	20	2,868
Corning Inc	259	35,216
Flex Ltd (a)	88	5,760
Littelfuse Inc	12	4,072
TD SYNNEX Corp	22	3,712
		107,349
IT Services - 0.6%
Cloudflare Inc Class A (a)	27	5,571
IBM Corporation	288	69,809
MongoDB Inc Class A (a)	4	979
Snowflake Inc (a)	24	3,620
Twilio Inc Class A (a)	26	3,271
		83,250
Semiconductors & Semiconductor Equipment - 13.9%
Advanced Micro Devices Inc (a)	453	92,154
Applied Materials Inc	285	97,410
Broadcom Inc	1,224	378,840
Entegris Inc	26	3,048
GlobalFoundries Inc (a)	86	3,825
Intel Corp (a)	1,237	54,589
Lam Research Corp	464	99,138
Lattice Semiconductor Corp (a)	32	2,968
Marvell Technology Inc	54	5,349
Micron Technology Inc	303	102,366
MKS Inc	18	4,137
NVIDIA Corp	6,206	1,082,327
Qorvo Inc (a)	32	2,477
QUALCOMM Inc	368	47,391
Texas Instruments Inc	293	56,883
		2,032,902
Software - 7.9%
Adobe Inc (a)	194	47,158
AppLovin Corp Class A (a)	79	31,442
Atlassian Corp Class A (a)	64	4,368
Bentley Systems Inc Class B	108	3,793
BILL Holdings Inc (a)	74	2,834
Crowdstrike Holdings Inc Class A (a)	87	33,966
Docusign Inc (a)	112	5,310
Dropbox Inc Class A (a)	115	2,613
Dynatrace Inc (a)	110	4,068
Guidewire Software Inc (a)	22	3,290
HubSpot Inc (a)	20	4,882
Intuit Inc	103	44,535
Manhattan Associates Inc (a)	25	3,328
Microsoft Corp	1,981	733,307
Oracle Corp	493	72,525
Palantir Technologies Inc Class A (a)	631	92,303
Palo Alto Networks Inc (a)	295	47,294
Pegasystems Inc	69	2,937
Procore Technologies Inc (a)	53	3,021
RingCentral Inc Class A	77	2,864
Rubrik Inc Class A (a)	54	2,644
SailPoint Inc (a)	188	2,489
Samsara Inc Class A (a)	45	1,426
Strategy Inc Class A (a)	20	2,496
UiPath Inc Class A (a)	74	820
Unity Software Inc (a)	150	3,291
Zoom Communications Inc Class A (a)	71	5,708
Zscaler Inc (a)	31	4,349
		1,169,061
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	3,805	965,672
Dell Technologies Inc Class C	117	19,203
Sandisk Corp/DE (a)	42	26,684
Seagate Technology Holdings PLC	74	28,990
Western Digital Corp	109	29,483
		1,070,032
TOTAL INFORMATION TECHNOLOGY		4,634,662
Materials - 2.0%
Chemicals - 1.2%
Eastman Chemical Co	56	4,274
Ecolab Inc	213	56,662
Linde PLC	200	99,153
RPM International Inc	96	9,542
Westlake Corp	59	6,892
		176,523
Construction Materials - 0.3%
CRH PLC	457	48,040
Containers & Packaging - 0.2%
AptarGroup Inc	87	10,964
Crown Holdings Inc	98	9,824
Silgan Holdings Inc	72	2,793
		23,581
Metals & Mining - 0.3%
Alcoa Corp	56	3,714
Cleveland-Cliffs Inc (a)	134	1,132
Commercial Metals Co	49	3,010
Hecla Mining Co	185	3,447
MP Materials Corp (a)	44	2,123
Reliance Inc	33	10,030
Royal Gold Inc	70	17,815
		41,271
TOTAL MATERIALS		289,415
Real Estate - 1.9%
Diversified REITs - 0.0%
WP Carey Inc	80	5,437
Health Care REITs - 0.0%
American Healthcare REIT Inc	59	2,782
Omega Healthcare Investors Inc	80	3,506
		6,288
Industrial REITs - 0.1%
EastGroup Properties Inc	24	4,442
First Industrial Realty Trust Inc	49	2,835
Lineage Inc	107	3,505
Rexford Industrial Realty Inc	53	1,735
		12,517
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	13	3,956
Zillow Group Inc Class A (a)	32	1,324
		5,280
Residential REITs - 1.2%
American Homes 4 Rent Class A	401	11,195
AvalonBay Communities Inc	282	46,065
Equity LifeStyle Properties Inc	196	12,234
Equity Residential	604	35,727
Invitation Homes Inc	1,051	26,117
Sun Communities Inc	100	12,596
UDR Inc	643	21,721
		165,655
Retail REITs - 0.1%
Agree Realty Corp	53	3,995
Brixmor Property Group Inc	250	7,200
NNN REIT Inc	101	4,245
		15,440
Specialized REITs - 0.5%
CubeSmart	217	7,953
Gaming and Leisure Properties Inc	247	10,959
Lamar Advertising Co Class A	81	10,259
VICI Properties Inc	1,627	44,451
		73,622
TOTAL REAL ESTATE		284,239
Utilities - 2.6%
Electric Utilities - 1.5%
Constellation Energy Corp	99	27,646
Entergy Corp	534	60,000
Exelon Corp	1,255	61,520
NextEra Energy Inc	781	72,540
		221,706
Gas Utilities - 0.0%
National Fuel Gas Co	45	4,228
UGI Corp	52	1,894
		6,122
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	8	2,554
Multi-Utilities - 1.1%
CMS Energy Corp	720	55,858
Consolidated Edison Inc	442	50,025
DTE Energy Co	360	52,639
		158,522
TOTAL UTILITIES		388,904
TOTAL UNITED STATES		13,991,520
TOTAL COMMON STOCKS (Cost $13,587,026)		14,083,525

Domestic Equity Funds - 1.3%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $182,887)	284	185,511

Purchased Options - 2.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	54	3,525,390	650	5/2026	92,313
Mini SPX Index	Chicago Board Options Exchange	63	4,112,955	614	4/2026	18,365
Mini SPX Index	Chicago Board Options Exchange	59	3,851,815	615	6/2026	76,228
Mini SPX Index	Chicago Board Options Exchange	57	3,721,245	460	1/2027	41,382
Mini SPX Index	Chicago Board Options Exchange	73	4,765,805	430	2/2027	46,501
Mini SPX Index	Chicago Board Options Exchange	56	3,655,960	420	3/2027	35,952

						310,741
TOTAL PURCHASED OPTIONS (Cost $296,868)						310,741

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $14,066,781)	14,579,777
NET OTHER ASSETS (LIABILITIES) - 0.9%	134,693
NET ASSETS - 100.0%	14,714,470

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,346	5,512,436	5,613,782	838	(6)	6	-	-	0.0%
Total	101,346	5,512,436	5,613,782	838	(6)	6	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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